Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2023	2022
Income before income tax expense	1,283	1,355
Income tax expense at statutory rate of 26.5% (2022 - 26.5%)	340	359

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(141)	(90)
Impact of DTA Implementation Decision[1]	48	96
Overheads capitalized for accounting but deducted for tax purposes	(41)	(35)
Interest capitalized for accounting but deducted for tax purposes	(19)	(17)
Pension and post-retirement benefit contributions in excess of pension expense	(1)	(11)
Environmental expenditures	(4)	(9)
Other	(3)	—
Net temporary differences attributable to regulated business	(161)	(66)
Net permanent differences	3	(3)
Total income tax expense	182	290

Effective income tax rate	14.2%	21.4%
[1]Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with ratepayers. See Note 12 - Regulatory Assets and Liabilities.
Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2023	2022
Current income tax expense	41	36
Deferred income tax expense	141	254
Total income tax expense	182	290

Schedule of Deferred Income Tax Assets and Liabilities	December 31, 2023 and 2022, deferred income tax assets and deferred income tax liabilities consisted of the following:

As at December 31 (millions of dollars)	2023	2022
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	559	503
Regulatory assets and liabilities	222	301
Non-capital losses	139	188
Non-depreciable capital property	273	273
Tax credit carryforwards	212	181
Investment in subsidiaries	106	102
Environmental expenditures	19	34
Other	7	—
	1,537	1,582
Less: valuation allowance	(385)	(381)
Total deferred income tax assets	1,152	1,201

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,183	1,776
Pension assets	31	129
Other	—	5
Total deferred income tax liabilities	2,214	1,910

Net deferred income tax liabilities	(1,062)	(709)

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2023	2022
Long-term:
Deferred income tax assets	5	4
Deferred income tax liabilities	(1,067)	(713)
Net deferred income tax liabilities	(1,062)	(709)

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	As of December 31, 2023 and 2022, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2023	2022
2035	—	—
2036	—	136
2037	116	175
2038	140	140
2039	213	213
2040	3	3
2041	5	5
2042	23	17
2043	3	—
Total losses	503	689